UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

1001 Westhaven Blvd.,  Suite 125-C,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	July 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 92.20%

Chemical & Allied Products - 1.93%
10,466	KMG Chemicals, Inc.	$529,789

Computer Peripheral Equipment - 1.68%
48,570	Mitek Systems, Inc. *	461,415

Concrete Products, Except Blocks - 2.71%
9,470	US Concrete, Inc. *	741,975

General Building Contractors-NonResidential - 1.05%
10,780	Tutor Perini Corporation *	286,748

Glass Products - 2.00%
10,530	Apogee Enterprises, Inc.	548,508

Gold & Silver Ores - 2.33%
90,000	Alamos Gold, Inc. *	638,100

Guided Missiles & Space Vehicles - 1.25%
31,054	Kratos Defense & Security *	341,749

Heavy Construction - 1.05%
5,900	Granite Construction, Inc.	289,218

Household Audio & Video Equipment - 0.80%
14,570	Knowles Corporation *	220,736

Lumber & Wood Services (No Furniture) - 2.77%
2,180	American Woodmark Corp. *	213,967
6,780	Koppers Holdings, Inc. *	246,114
3,980	Trex Co., Inc. *	299,336

		759,417
Mining Materials - 2.69%
25,907	Summit Materials, Inc. *	$736,795

Miscellanious Furniture & Fixtures - 0.55%
7,850	Knoll, Inc.	$151,976

National Commercial Banks - 4.53%
38,950	Green Bancorp, Inc. *	874,427
12,797	Hanmi Financial Corporation	366,634
		1,241,061
Ordnance & Accessories- 1.53%
17,010	Axon Enterprise, Inc. *	418,276

Orthopedic, Prosthetic & Sergical Appliances - 1.18%
3,420	Inogen, Inc. *	322,780

Pharmaceutical Preparations - 7.50%
9,136	BioSpecifics Technologies Corp. *	444,466
3,780	Cambrex Corporation *	230,580
4,970	ICON Public Limited Company *	521,602
37,150	Progenics Pharmaceuticals, Inc. *	224,015
108,938	Synergy Pharmaceuticals, Inc. *	422,680
27,250	Teligent, Inc. *	$214,730
		2,058,073
Radio & TV Broadcasting & Communications Equipment - 1.02%
14,630	CalAmp Corp. *	279,433

Retail-Eating Places - 1.44%
19,800	Ruth's Hospitality Group, Inc.	396,000

Retail - Auto & Home Supply Store - 1.09%
20,800	Marinemax, Inc. *	300,196

Semiconductors & Related Devices - 17.74%
4,750	Cabot Microelecronics Corp.	352,212
24,815	Chipmos Technologies Bermuda	482,404
20,000	Form Factor, Inc. *	262,000
9,050	Inphi Corporation *	347,520
15,680	Kulicke & Soffa Industries *	337,747
6,890	MaxLinear, Inc. *	180,518
5,850	M/A-COM Technology Solutions Holdings, Inc. *	354,217
28,280	Nova Measuring Instruments Ltd. *	659,490
63,510	Oclaro, Inc. *	621,128
16,100	Tower Semiconductor Ltd. *	421,015

36,070	Ultra Clean Holdings, Inc. *	845,841
		4,864,092
Services-Business Services - 2.75%
9,835	Reis, Inc.	210,469
13,087	NV5 Global. Inc. *	543,765
		754,234
Services-Commercial Physical & Biological Research - 1.97%
7,270	PRA Health Science, Inc. *	540,888

Services-Computer Systems - 4.40%
30,550	Five9, Inc. *	673,933
33,110	Pdf Solutions, Inc. *	531,415
		1,205,348
Services-Engineering Services - 1.77%
16,680	Engility Holdings, Inc. *	486,556

Services-Help Supply Services - 1.49%
11,110	AMN Healthcare Services, Inc. *	409,959

Services-Prepackaged Software - 1.13%
20,350	Rapid7, Inc. *	309,116

Services-Specialty Outpatient Facilities - 1.36%
10,890	BioTelemetry, Inc. *	372,438

Services-Testing Laboratories - 1.59%
46,170	Neogenomics, Inc. *	436,307

Savings Institution, Federally Chartered - 4.37%
84,070	Atlantic Coast Financial Corporation *	668,356
19,040	Bofi Holding, Inc. *	530,645
		1,199,001
State Commercial Banks - 4.99%
51,857	Community Bankers Trust Corporation *	445,970
11,304	Customers Bancorp, Inc. *	337,424
20,649	Triumph Bancorp, Inc. *	586,432
		1,369,826
Surgical & Medical Instruments & Apparatus - 1.63%
5,460	Lemaitre Vascular, Inc.	196,942
9,460	SurModics, Inc. *	248,798
		445,740

Telephone Communications ( No Radio Telephone ) - 0.83%
17,820	8x8, Inc. *	226,314

Telephone & Telegraph Apparatus - 2.02%

12,300	Fabrinet *	553,623

Trucking (No Local) - 3.20%
24,633	Marten Transport, Ltd.	392,896
8,930	Saia, Inc. *	485,345
		878,241
Water, Sewer, Pipeline and Powerline Construction - 1.08%
11,900	Primoris Services	296,548

Wholesale - Industrial Machinery & Equipment - 0.78%
7,500	DXP Enterprises, Inc. *	214,425

TOTAL FOR COMMON STOCKS (Cost $17,490,201) - 92.20%		25,284,901

Warrants - 0.00%

Service-Medical Laboratories - 0.00%
50,000	Cancer Genetics, Inc. Warrant	0

TOTAL FOR Warrants (Cost $0) - 0.00%		0

Short Term Investments- 5.83%

Cash @ US Bank - 5.83%
1,599,479	Cash @ US Bank	1,599,479

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,599,479) - 5.83%		1,599,479

TOTAL INVESTMENTS (Cost $19,089,681) *** - 98.03%		$ 26,884,380

OTHER ASSETS LESS LIABILITIES - 1.97%		539,812

NET ASSETS - 100.00%		$ 27,424,192

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2017.

*** At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,089,681 amounted to $7,794,700, which consisted of aggregate gross unrealized appreciation of 8,221,311 and aggregate gross unrealized depreciation of $426,611.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,089,681 amounted to $7,794,700, which consisted of aggregate gross unrealized appreciation of 8,221,311 and aggregate gross unrealized depreciation of $426,611.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2017:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$25,284,901	$0	$0	$25,284,901.00
Warrant	$0	$0	$0	$0.00
Short Term Investments	$1,599,479	$0	$0	$1,599,479
Total	$25,284,901	$0	$0	$26,884,380

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date September 26, 2017